Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes	Income taxes
The Entity is subject to ISR. The statutory ISR rate is 30%.
18.1Income taxes are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

ISR expense:
Current	$91,953,099	$41,981,391	$50,262,466
Deferred	(26,969,516)	6,242,079	31,828,085

Total income taxes	$64,983,583	$48,223,470	$82,090,551
18.2The effective ISR rates for fiscal 2023, 2022 and 2021 differ from the statutory rate as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Statutory rate	30%	30%	30%
Effects of exchange rates on tax balances	(2%)	(20%)	(7%)
Effects of inflation	(11)%	7%	9%

Effective rate	17%	17%	32%
18.3The main items originating the deferred tax liability are:

	December 31, 2023	December 31, 2022	December 31, 2021

Deferred ISR assets (liabilities):
Investment property	$(279,051,207)	$(302,909,300)	$(291,729,224)
Effect of tax loss carryforwards	6,076	5,461	-
Other provisions and prepaid expenses	2,134,624	2,924,146	150,648

Deferred income taxes – Net	$(276,910,507)	$(299,979,693)	$(291,578,576)
To determine deferred tax the Entity applied the applicable tax rates to temporary differences based on their estimated reversal dates.
18.4A reconciliation of the changes in the deferred tax liability balance is presented as follows:

	December 31, 2023	December 31, 2022	December 31, 2021

Deferred tax liability at the beginning of the period	$(299,979,693)	$(291,578,576)	$(260,873,091)
Movement included in profit or loss	26,969,516	(6,242,079)	(31,828,085)
Movement included in other comprehensive income	(3,900,330)	(2,159,038)	1,122,600

Deferred tax liability at the end of the year	$(276,910,507)	$(299,979,693)	$(291,578,576)